Property and equipment (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Property And Equipment, Gross	$ 3,782,648	$ 3,750,326
Accumulated Amortization	3,266,839	3,205,880
Property And Equipment, Net	515,809	544,446
Computers and Software
Property And Equipment, Gross	1,265,045	1,265,045
Accumulated Amortization	1,254,000	1,249,267
Property And Equipment, Net	11,045	15,778
Furniture and Other Equipment
Property And Equipment, Gross	528,419	528,419
Accumulated Amortization	520,525	518,552
Property And Equipment, Net	7,894	9,867
Leasehold Improvements
Property And Equipment, Gross	1,064,225	1,064,225
Accumulated Amortization	749,075	714,059
Property And Equipment, Net	315,150	350,166
Survey Equipment
Property And Equipment, Gross	924,959	892,637
Accumulated Amortization	743,239	724,002
Property And Equipment, Net	$ 181,720	$ 168,635